6. Goodwill and Other Intangible Assets (Details) (USD $)	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 272,695
2016	272,695
2017	272,691
Total remaining core deposit intangible expense	$ 818,081